Related Party Debt and Transactions 3M (Details Narrative) (USD $)	3 Months Ended			12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Date of Agreement	2014-05-07			2014-03-20
Loan from related party	$ 36,000	$ 45,000	$ 16,818		$ 7,500
Due to related parties	5,000		24,318	36,000	24,318
Employment Agmt
Date of Agreement	2013-09-06
Term of Agreement	2 years			2 years
Annual Compensation	275,000			275,000
Options to purchase	3,000,240			3,000,240
Options to purchase, exercise price	$ 0.02			$ 0.02
Bonus	68,750			68,750
Earnings	75,711			229,167
Sale Agmt
Date of Agreement				2013-07-19
Cancellation of loans				$ 28,818